Fair Value (Tables)	6 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s fair value hierarchy for assets and liabilities measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected, on a recurring basis:

	As of September 30, 2026				As of March 31, 2026
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$2,622	$—	$—	$2,622	$2,456	$—	$—	$2,456
Short-term investments (1)	370	—	—	370	850	—	—	850
Equity investments (2)	243	—	60	303	96	—	57	153
Available-for-sale debt securities	—	—	20	20	—	—	13	13
Total financial assets	$3,235	$—	$80	$3,315	$3,402	$—	$70	$3,472

Financial liabilities
Foreign currency forward contracts	$—	$9	$—	$9	$—	$10	$—	$10
Total financial liabilities	$—	$9	$—	$9	$—	$10	$—	$10
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with ASC Subtopic 820-10, Fair Value Measurements, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets. See below for a description of the valuation techniques and inputs used in the fair value measurement of Level 3 equity method investments.
Equity Method Investments

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2026	2025	2026	2025
Fair value of financial assets at the beginning of the period	$52	$200	$57	$200
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	8	—	3	—
Fair value at the end of the period	$60	$200	$60	$200

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of September 30, 2026
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$60	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	0.9x - 1.1x

As of March 31, 2026
(in millions)	Fair Value	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$57	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	0.9x - 1.1x